Condensed Consolidating Financial Information - Textual (Details)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
HealthSouth ownership percentage of subsidiary guarantors (percent)	100.00%
Senior secured leverage ratio maximum	1.75
Consolidated coverage ratio minimum	2